Financial Instruments by Category (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Liabilities
Total financial liabilities		R$ 2,015,006
Liabilities - Amortized cost [member]
Liabilities
Total financial liabilities		2,015,006	R$ 1,828,139
Liabilities - Amortized cost [member] | Bonds and financing
Liabilities
Total financial liabilities		842,996	831,226
Liabilities - Amortized cost [member] | Lease liabilities
Liabilities
Total financial liabilities		140,563	160,542
Liabilities - Amortized cost [member] | Reverse factoring
Liabilities
Total financial liabilities		155,469	97,619
Liabilities - Amortized cost [member] | Suppliers
Liabilities
Total financial liabilities		250,647	167,168
Liabilities - Amortized cost [member] | Accounts payable for business combination and acquisition of associates
Liabilities
Total financial liabilities		569,360	497,187
Liabilities - Amortized cost [member] | Accounts payable for business combination and acquisition of associates | Level 3
Liabilities
Total financial liabilities	[1]	55,917	35,126
Liabilities - Amortized cost [member] | Other liabilities - related parties
Liabilities
Total financial liabilities		54	39,271
Assets - Amortized cost [member]
Assets
Total financial assets		697,631	984,362
Assets - Amortized cost [member] | Cash and cash equivalents
Assets
Total financial assets		45,765	309,893
Assets - Amortized cost [member] | Marketable securities
Assets
Total financial assets		0	166,349
Assets - Amortized cost [member] | Trade receivables
Assets
Total financial assets		649,135	505,514
Assets - Amortized cost [member] | Other receivables
Assets
Total financial assets		972	2,105
Assets - Amortized cost [member] | Related parties – other receivables
Assets
Total financial assets		1,759	501
Assets - Fair value through profit or loss [member]
Assets
Total financial assets		388,786	0
Assets - Fair value through profit or loss [member] | Marketable securities | Level 1
Assets
Total financial assets		380,514	0
Assets - Fair value through profit or loss [member] | Other investments and interests in entities | Level 1
Assets
Total financial assets		R$ 8,272	R$ 0

[1]	Refers to a portion of the liability remeasured based on economic activity of the acquired entity (post-closing price adjustments).